Master Trust - Schedule of Net Investment Gain (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Plan's interest in the investment gain of The Xylem Inc. Retirement Savings Master Trust	$ 259,678
Master Trust Balances
EBP, Master Trust [Line Items]
Realized gain on purchases and sales	25,027
Unrealized gain on investments held	225,534
Plan's interest in the investment gain of The Xylem Inc. Retirement Savings Master Trust	250,561
Interest and Dividend income	16,871
Plan's interest in the investment gain of The Xylem Inc. Retirement Savings Master Trust	267,432
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Realized gain on purchases and sales	24,350
Unrealized gain on investments held	219,447
Plan's interest in the investment gain of The Xylem Inc. Retirement Savings Master Trust	243,797
Interest and Dividend income	15,881
Plan's interest in the investment gain of The Xylem Inc. Retirement Savings Master Trust	$ 259,678